OPERATING SEGMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) segment	Dec. 31, 2017 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment	3
Disclosure of operating segments [line items]
Revenue	$ 7,351	$ 5,400
Pipelines Division
Disclosure of operating segments [line items]
Revenue	1,464	1,067
Marketing & New Ventures Division
Disclosure of operating segments [line items]
Revenue	4,721	3,533
Operating segments | Pipelines Division
Disclosure of operating segments [line items]
Revenue	1,464	1,067
Operating segments | Marketing & New Ventures Division
Disclosure of operating segments [line items]
Revenue	4,721	3,533
United States | Operating segments | Pipelines Division
Disclosure of operating segments [line items]
Pipeline transportation	$ 25	22
Customer 1
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%
Revenue	$ 792
Midstream | United States | Operating segments | Marketing & New Ventures Division
Disclosure of operating segments [line items]
Terminalling, storage and hub services	$ 240	$ 215